Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies Table [Abstract]
Commitments [Table Text Block]
	Programming	Purchase	Other Long-term
	and Talent	Obligations	Contractual Obligations
2014	$2,356	$240	$—
2015	1,799	208	639
2016	1,708	131	313
2017	1,463	113	94
2018	1,451	107	56
2019 and thereafter	5,703	246	53
Total	$14,480	$1,045	$1,155

	Leases
	Capital	Operating
2014	$21	$161
2015	20	141
2016	19	128
2017	15	117
2018	15	102
2019 and thereafter	44	468
Total minimum payments	$134	$1,117
Less amounts representing interest	21
Present value of minimum payments	$113